Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity High Dividend ETF	Nov. 29, 2024
Fidelity High Dividend ETF | Return Before Taxes
Average Annual Return:
Past 1 year	17.90%
Past 5 years	13.23%
Since Inception	11.33%	[1]
Fidelity High Dividend ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.63%
Past 5 years	12.15%
Since Inception	10.21%	[1]
Fidelity High Dividend ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.13%
Past 5 years	10.31%
Since Inception	8.81%	[1]
IXZ6K
Average Annual Return:
Past 1 year	18.19%
Past 5 years	13.56%
Since Inception	11.67%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A From September 12, 2016 .